Portfolio of Investments (unaudited)

As of January 31, 2020

	Shares	Value
LONG-TERM INVESTMENTS (105.4%)
COMMON STOCKS (105.4%)

AUSTRALIA (4.7%)
Diversified REITs (2.9%)
Charter Hall Group(a)	623,319	$5,318,441
GPT Group (The)(a)	715,000	2,852,916
Mirvac Group(a)	2,084,949	4,703,564
Stockland(a)	1,600,426	5,232,210
		18,107,131
Industrial REITs (1.0%)
Goodman Group(a)	650,788	6,442,741

Office REITs (0.8%)
Dexus(a)	560,088	4,726,099
Total Australia		29,275,971

AUSTRIA (1.5%)
Real Estate Operating Companies (1.5%)
CA Immobilien Anlagen AG(a)	209,852	9,233,134

BRAZIL (0.7%)
Homebuilding (0.4%)
Cyrela Brazil Realty SA Empreendimentos e Participacoes	311,315	2,311,637

Real Estate Operating Companies (0.3%)
Multiplan Empreendimentos Imobiliarios SA	278,893	2,258,443
Total Brazil		4,570,080

CANADA (1.9%)
Office REITs (1.3%)
Allied Properties Real Estate Investment Trust	193,674	8,081,214

Residential REITs (0.6%)
Canadian Apartment Properties REIT	81,419	3,482,179
Total Canada		11,563,393

CHINA (2.9%)
Real Estate Development (2.9%)
CIFI Holdings Group Co. Ltd.(a)	2,401,122	1,648,756
Logan Property Holdings Co. Ltd.(a)	1,592,032	2,406,504
Longfor Group Holdings Ltd.(a)(b)	1,716,937	7,245,731
Sunac China Holdings Ltd.(a)	927,000	4,470,980
Times China Holdings Ltd.(a)	1,487,224	2,594,516
Total China		18,366,487

FINLAND (0.8%)
Real Estate (0.8%)
Kojamo OYJ	260,069	4,782,159

See Notes to Portfolio of Investments.

Aberdeen Global Premier Properties Fund

Portfolio of Investments (unaudited) (continued)

As of January 31, 2020

FRANCE (2.3%)
Diversified REITs (0.9%)
Gecina SA	30,803	$5,821,214

Retail REITs (1.4%)
Klepierre SA(a)	173,032	5,881,681
Unibail-Rodamco-Westfield	20,719	2,817,151
		8,698,832
Total France		14,520,046

GERMANY (4.7%)
Office REITs (0.6%)
alstria office REIT-AG(a)	202,690	4,021,163

Real Estate Development (1.4%)
Instone Real Estate Group AG(b)(c)	326,004	8,442,299

Real Estate Operating Companies (2.7%)
Deutsche Wohnen SE(a)	80,430	3,403,009
TAG Immobilien AG(a)(c)	124,222	3,273,958
Vonovia SE(a)	183,805	10,490,873
		17,167,840
Total Germany		29,631,302

HONG KONG (3.6%)
Diversified Real Estate Activities (1.2%)
ESR Cayman Ltd.(b)(c)	1,761,600	4,354,894
Sun Hung Kai Properties Ltd.(a)	200,000	2,786,070
		7,140,964
Real Estate Development (1.9%)
China Resources Land Ltd.(a)	1,928,000	8,020,330
Shimao Property Holdings Ltd.(a)	1,216,352	3,925,162
		11,945,492
Retail REITs (0.5%)
Link REIT(a)	322,500	3,261,285
Total Hong Kong		22,347,741

INDIA (1.1%)
Real Estate Operating Companies (1.1%)
Ascendas India Trust	6,149,400	7,120,073

JAPAN (9.8%)
Diversified Real Estate Activities (2.7%)
Mitsui Fudosan Co. Ltd.(a)	150,000	3,972,825
Sumitomo Realty & Development Co. Ltd.(a)	183,751	6,764,887
Tokyu Fudosan Holdings Corp.(a)	884,370	6,234,221
		16,971,933

Diversified REITs (1.3%)
Canadian Solar Infrastructure Fund, Inc.(a)	7,600	8,344,360

See Notes to Portfolio of Investments.

Aberdeen Global Premier Properties Fund

Portfolio of Investments (unaudited) (continued)

As of January 31, 2020

Hotel & Resort REITs (0.2%)
Invincible Investment Corp.(a)	2,758	$1,393,290

Industrial REITs (1.2%)
GLP J-REIT(a)	3,883	5,215,742
LaSalle Logiport REIT(a)	1,452	2,343,552
		7,559,294
Office REITs (3.4%)
Daiwa Office Investment Corp.(a)	854	6,844,268
Invesco Office J-Reit(a)	26,424	5,627,588
Japan Excellent, Inc.	2,696	4,881,687
Orix JREIT, Inc.(a)	1,844	3,896,058
		21,249,601
Real Estate Operating Companies (0.3%)
Hulic Co. Ltd.(a)	152,572	1,849,876

Residential REITs (0.7%)
Comforia Residential REIT Inc.	588	1,937,299
Japan Rental Housing Investments, Inc.	2,236	2,222,483
		4,159,782
Total Japan		61,528,136

LUXEMBOURG (0.3%)
Real Estate (0.3%)
Corestate Capital Holding SA(c)	45,566	1,998,657

MEXICO (1.7%)
Industrial REITs (1.0%)
Macquarie Mexico Real Estate Management SA de CV(b)	1,962,601	2,674,551
PLA Administradora Industrial S de RL de CV	1,997,742	3,261,641
		5,936,192
Real Estate Operating Companies (0.7%)
Corp Inmobiliaria Vesta SAB de CV	2,507,723	4,578,680
Total Mexico		10,514,872

NETHERLANDS (0.6%)
IT Consulting & Other Services (0.6%)
InterXion Holding NV(c)(d)	39,548	3,441,862

NORWAY (0.7%)
Real Estate (0.7%)
Entra ASA(a)(b)	260,862	4,451,859

SINGAPORE (1.9%)
Diversified Real Estate Activities (0.5%)
City Developments Ltd.(a)	411,300	3,170,026

Retail REITs (1.4%)
CapitaLand Mall Trust(a)	4,575,304	8,411,877
Total Singapore		11,581,903

See Notes to Portfolio of Investments.

Aberdeen Global Premier Properties Fund

Portfolio of Investments (unaudited) (continued)

As of January 31, 2020

SPAIN (1.2%)
Diversified REITs (0.3%)
Merlin Properties Socimi SA(a)	140,121	$1,987,396

Office REITs (0.9%)
Inmobiliaria Colonial Socimi SA(a)	433,176	5,804,390
Total Spain		7,791,786

SWEDEN (1.7%)
Real Estate Operating Companies (1.7%)
Catena AB	151,278	6,552,777
Fabege AB(a)	228,826	3,922,451
Total Sweden		10,475,228

UNITED KINGDOM (4.5%)
Diversified REITs (1.4%)
Land Securities Group PLC, REIT	515,123	6,369,143
LondonMetric Property PLC	863,835	2,598,501
		8,967,644
Health Care REITs (0.9%)
Assura PLC	5,547,336	5,699,049

Industrial REITs (2.2%)
Segro PLC(a)	1,137,641	13,660,680
Total United Kingdom		28,327,373

UNITED STATES (58.8%)
Diversified REITs (2.3%)
STORE Capital Corp.(d)	159,259	6,250,916
VEREIT, Inc.(d)	836,229	8,161,595
		14,412,511
Health Care REITs (7.7%)
Medical Properties Trust, Inc.	243,852	5,401,322
Omega Healthcare Investors, Inc.(d)	216,497	9,082,049
Sabra Health Care REIT, Inc.(d)	244,991	5,267,307
Ventas, Inc.(d)	102,340	5,921,392
Welltower, Inc.(d)	263,535	22,376,757
		48,048,827
Hotel & Resort REITs (3.1%)
DiamondRock Hospitality Co.	194,611	1,881,888
MGM Growth Properties LLC	401,367	12,819,662
Park Hotels & Resorts, Inc.	80,440	1,764,854
Sunstone Hotel Investors, Inc.	236,360	2,997,045
		19,463,449
Hotels, Resorts & Cruise Lines (0.6%)
Marriott International, Inc., Class A	26,452	3,704,867

See Notes to Portfolio of Investments.

Aberdeen Global Premier Properties Fund

Portfolio of Investments (unaudited) (continued)

As of January 31, 2020

Industrial REITs (7.9%)
Americold Realty Trust	139,779	$4,818,182
Duke Realty Corp.(d)	407,449	14,794,473
Prologis, Inc.(d)	321,446	29,855,905
		49,468,560
Mortgage REITs (7.2%)
Blackstone Mortgage Trust, Inc., Class A	278,994	10,657,571
Starwood Property Trust, Inc.(d)	1,329,007	34,102,320
		44,759,891
Office REITs (6.8%)
Alexandria Real Estate Equities, Inc.(d)	91,933	15,003,466
Boston Properties, Inc.	22,918	3,285,295
Highwoods Properties, Inc.	172,810	8,659,509
Hudson Pacific Properties, Inc.(d)	245,157	8,909,005
Vornado Realty Trust	99,544	6,547,009
		42,404,284
Residential REITs (11.5%)
American Homes 4 Rent	123,056	3,363,121
Apartment Investment & Management Co., Class A, REIT	69,444	3,660,393
AvalonBay Communities, Inc.(d)	67,669	14,663,196
Camden Property Trust(d)	29,073	3,268,677
Equity LifeStyle Properties, Inc.	189,630	13,795,583
Essex Property Trust, Inc.	4,699	1,455,562
Invitation Homes, Inc.(d)	450,813	14,187,085
Sun Communities, Inc.	48,131	7,805,404
UDR, Inc.(d)	196,574	9,417,860
		71,616,881
Retail REITs (6.1%)
Brixmor Property Group, Inc.(d)	349,822	6,982,447
Realty Income Corp.(d)	173,430	13,598,646
Regency Centers Corp.(d)	48,998	3,039,836
Simon Property Group, Inc.(d)	87,665	11,672,595
SITE Centers Corp.	239,392	3,042,672
		38,336,196
Specialized REITs (5.6%)
American Tower Corp.(d)	43,308	10,036,196
Equinix, Inc.(d)	20,234	11,932,597
Gaming and Leisure Properties, Inc.	170,850	8,073,517
Public Storage	5,947	1,330,700
VICI Properties, Inc.	140,000	3,752,000
		35,125,010
Total United States		367,340,476
Total Common Stocks		658,862,538
Total Investments—105.4% (cost $551,805,263)		658,862,538
Liabilities in Excess of Other Assets—(5.4)%		(33,619,635)
Net Assets—100.0%		$625,242,903

See Notes to Portfolio of Investments.

Aberdeen Global Premier Properties Fund

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2020

(a)	Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Non-income producing security.
(d)	All or a portion of the security has been designated as collateral for the line of credit.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Portfolio of Investments.

Aberdeen Global Premier Properties Fund

Notes to Portfolio of Investments (unaudited)

January 31, 2020

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, and has an objective to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund's Board of Directors. A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Aberdeen Global Premier Properties Fund